Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) - USD ($)				9 Months Ended		12 Months Ended
	Jul. 19, 2019	Jul. 08, 2019	Nov. 30, 2018	Feb. 28, 2021	Feb. 29, 2020	May 31, 2020	May 31, 2019	Jun. 01, 2018
Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount						$ 4,000,000
Discount recorded						0	$ 67,384	$ 750,000
Discount				$ 1,185,210	$ 1,249,053	1,647,664	3,576,161
Transferred				212,601	$ 1,144,762	1,553,082	491,230
Converted	$ 12,542	$ 13,315				0	75,000
converted shares (in Shares)	15,677	16,644
converted warrants (in Shares)	7,838	8,322	33,463,838
Total - Convertible Notes Payable Discount Current Portion				1,053,520		0
Total - Convertible Notes Payable, Discount				0		2,238,730	3,819,010
Navy Capital Debenture 1 [Member]
Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount				$ 4,000,000		$ 4,000,000
Interest rate				8.00%		8.00%
Dated				Oct. 31, 2018		Oct. 31, 2018
Conversion rate (in Dollars per share)				$ 0.80		$ 0.80
Discount recorded				$ 3,254,896		$ 3,254,896
Discount				813,724		1,084,965	632,896
Accrued interest				$ 270,268		$ 344,962	191,363
Convertible				The U.S. Convertible Debenture 1 is convertible into units (the "Convertible Debenture Units") at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.		The U.S. Convertible Debenture 1 is convertible into units (the "Convertible Debenture Units") at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.
Matures				3 years		3 years
Transferred				$ 82,688		$ 370,057	134,400
Navy Capital Debenture 1 [Member] | Three Months Ended February 28, 2021[Member]
Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Accrued interest				90,089
Transferred				0
Navy Capital Debenture 2 [Member]
Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount				$ 1,000,000		$ 1,000,000
Interest rate				8.00%		8.00%
Dated				Oct. 31, 2018		Oct. 31, 2018
Conversion rate (in Dollars per share)				$ 0.80		$ 0.80
Discount recorded				$ 813,724		$ 813,724
Discount				203,431		271,241	158,224
Accrued interest				$ 67,567		$ 86,240	47,841
Convertible				The U.S. Convertible Debenture 2 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.		The U.S. Convertible Debenture 2 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.
Matures				3 years		3 years
Transferred				$ 20,672		$ 92,514	33,600
Navy Capital Debenture 2 [Member] | Three Months Ended February 28, 2021[Member]
Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Accrued interest				22,522
Transferred				0
Murray FA Debenture [Member]
Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount				$ 100,000		$ 100,000
Interest rate				8.00%		8.00%
Dated				Oct. 24, 2018		Oct. 24, 2018
Conversion rate (in Dollars per share)				$ 0.80		$ 0.80
Discount recorded				$ 75,415		$ 75,415
Discount				18,854		25,138	14,664
Accrued interest				$ 2,252		$ 8,638	4,945
Convertible				The U.S. Convertible Debenture 3 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.		The U.S. Convertible Debenture 3 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.
Matures				3 years		3 years
Transferred				$ 2,070		$ 9,117	3,496
Murray FA Debenture [Member] | Three Months Ended February 28, 2021[Member]
Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Accrued interest				2,252
Transferred				0
Darling Capital Debenture [Member]
Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount				$ 532,000		$ 532,000
Interest rate				8.00%		8.00%
Dated				Oct. 25, 2018		Oct. 25, 2018
Conversion rate (in Dollars per share)				$ 0.80		$ 0.80
Discount recorded				$ 416,653		$ 416,653
Discount				104,163		138,884	81,016
Accrued interest				$ 35,947		$ 45,942	26,185
Convertible				The U.S. Convertible Debenture 4 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.		The U.S. Convertible Debenture 4 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.
Matures				3 years		3 years
Transferred				$ 11,010		$ 48,623	18,478
Darling Capital Debenture [Member] | Three Months Ended February 28, 2021[Member]
Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Accrued interest				11,982
Transferred				0
Sabharwal Debenture [Member]
Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount				$ 150,000		$ 150,000
Interest rate				8.00%		8.00%
Dated				Oct. 26, 2018		Oct. 26, 2018
Conversion rate (in Dollars per share)				$ 0.80		$ 0.80
Discount recorded				$ 120,100		$ 120,100
Discount				30,025		40,033	23,353
Accrued interest				$ 10,135		$ 12,950	7,348
Convertible				The U.S. Convertible Debenture 5 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.		The U.S. Convertible Debenture 5 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.
Matures				3 years		3 years
Transferred				$ 3,104		$ 13,743	5,176
Sabharwal Debenture [Member] | Three Months Ended February 28, 2021[Member]
Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Accrued interest				3,378
Transferred				0
Srinivasan Debenture 6 [Member]
Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount				$ 75,000		$ 75,000
Interest rate				8.00%		8.00%
Dated				Oct. 26, 2018		Oct. 26, 2018
Conversion rate (in Dollars per share)				$ 0.80		$ 0.80
Discount recorded				$ 60,049		$ 60,049
Discount				15,012		20,019	11,674
Accrued interest				$ 5,067		$ 6,475	3,674
Convertible				The U.S. Convertible Debenture 6 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10		The U.S. Convertible Debenture 6 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10
Matures				3 years		3 years
Transferred				$ 1,552		$ 6,871	2,588
Srinivasan Debenture 6 [Member] | Three Months Ended February 28, 2021[Member]
Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Accrued interest				1,689
Transferred				0
US Convertible Debenture 7 [Member]
Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount				$ 12,012,000		$ 12,012,000
Interest rate				8.00%		8.00%
Dated				Dec. 12, 2018		Dec. 12, 2018
Conversion rate (in Dollars per share)				$ 0.80		$ 0.80
Accrued interest				$ 806,442		$ 1,025,549	458,759
Convertible				The Canaccord Debentures are convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.		The Canaccord Debentures are convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.
Matures				3 years		3 years
Transferred				$ 212,601		$ 984,300	$ 291,249
Converted				$ 25,857		$ 25,857
converted shares (in Shares)				32,321		32,321
converted warrants (in Shares)				16,160		16,160
US Convertible Debenture 7 [Member] | Three Months Ended February 28, 2021[Member]
Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Accrued interest				$ 270,003
Transferred				$ 212,601